3. Summary of Significant Accounting Policies (June 2018 Note) (Details - Disaggregated Revenues) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369,000	$ 3,835,000	$ 16,658,000	$ 12,825,000
Human Skin Care [Member]
Revenues	3,554,000	3,209,000
Animal Skin Care [Member]
Revenues	541,000	394,000
Service [Member]
Revenues	274,000	232,000	995,000	868,000
Product [Member]
Revenues	$ 4,095,000	$ 3,603,000	$ 15,663,000	$ 11,957,000